Segment Information - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) Segments	Mar. 31, 2022 USD ($) Segments	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of operating segments [line items]
Number of reportable segments | Segments	7	7
Revenue	₨ 1,311,917	$ 17,292	₨ 868,630	₨ 835,446
One Major Customer [Member]
Disclosure of operating segments [line items]
Revenue | ₨			₨ 104,164
Other Customers [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%	10.00%